DEFERRED CHARGES, NET (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Net Book Value at December 31, 2012	$ 573
Additions, Financing Costs	250
Amortization, Financing Costs	(276)
Net Book Value at June 30, 2013	547
Current, June 30, 2013	547
Current, December 31, 2012	$ 573